Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract Assets And Liabilities [Line Items]
Assets recognised from costs to obtain or fulfil contracts with customers with indefinite durations		€ 95
Transfers	€ (2)	(551)
Non-current assets and disposal groups classified as held for sale | Telefónica United Kingdom
Contract Assets And Liabilities [Line Items]
Transfers		318
Liabilities associated with non-current assets and disposal groups classified as held for sale | Telefónica United Kingdom
Contract Assets And Liabilities [Line Items]
Transfers		€ 529
Minimum
Contract Assets And Liabilities [Line Items]
Period for allocation to profit or loss for assets recognised from costs to obtain or fulfil contracts with customers with indefinite durations		3 years
Maximum
Contract Assets And Liabilities [Line Items]
Period for allocation to profit or loss for assets recognised from costs to obtain or fulfil contracts with customers with indefinite durations		5 years